28. Tax liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Tax Liabilities Tables
Tax liabilities
	12.31.17	12.31.16
Non-current
Tax regularization plan	-	680
Total Non-current	-	680

Current
Provincial, municipal and federal contributions and taxes	398,032	377,430
VAT payable	493,151	725,553
Tax withholdings	88,781	78,909
SUSS withholdings	3,515	2,785
Municipal taxes	68,457	57,832
Tax regularization plan	1,519	1,979
Total Current	1,053,455	1,244,488